CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital [Member]		Additional paid-in capital [Member]		Accumulated deficit [Member]
Balance at Dec. 31, 2013	$ 23,633	$ 1,609		$ 130,423		$ (108,399)
Balance, shares at Dec. 31, 2013		10,470,230
Issuance of shares, first issuance	921	$ 45		876
Issuance of shares, first issuance, shares		261,654
Issuance of shares, second issuance	293	$ 10		283
Issuance of shares, second issuance, shares		59,241
Issuance of shares, third issuance	258	$ 11		247
Issuance of shares, third issuance, shares		66,387
Issuance of shares, fourth issuance	$ 1,484	$ 62		1,422
Issuance of shares, fourth issuance, shares		361,967
RSU's conversion		$ 1		(1)
RSU''s conversion, shares		3,000
Exercise of warrants		$ 1		$ (1)
Exercise of warrants, shares		8,946
Employee options exercised			[1]		[1]
Employee options exercised, shares		37
Stock-based compensation	$ 471			$ 471
Net loss	(7,184)					$ (7,184)
Balance at Jun. 30, 2014	19,876	$ 1,739		$ 133,720		(115,583)
Balance, shares at Jun. 30, 2014		11,231,462
Balance at Dec. 31, 2014	15,065	$ 1,830		136,160		$ (122,925)
Balance, shares at Dec. 31, 2014		11,762,420
Issuance of shares, first issuance	9,339	$ 344		8,995
Issuance of shares, first issuance, shares		2,204,764
Issuance of shares related to acquisition (Note 1)	$ 1,560	$ 75		1,485
Issuance of shares related to acquisition (Note 1), shares	500,000	500,000
RSU's conversion		$ 5		(5)
RSU''s conversion, shares		32,500
Stock-based compensation	$ 544			$ 544
Net loss	(6,687)					$ (6,687)
Balance at Jun. 30, 2015	$ 19,821	$ 2,254		$ 147,179		$ (129,612)
Balance, shares at Jun. 30, 2015		14,499,684

[1]	Represents an amount lower than $1 .